UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
NON-CURRENT ASSETS:
Related party commissions	$ 3,641,900	$ 3,406,400
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)	94,610,088	94,610,088
Common shares, shares outstanding (in shares)	94,610,088	94,610,088
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, shares issued (in shares)	12,000	12,000
Preferred shares, shares outstanding (in shares)	12,000	12,000